Segment Information and Sales to Significant Customers - Additional Information (Detail)	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Revenue, Major Customer [Line Items]
Minimum percentage of total revenue accounted for one customer	10.00%	10.00%	10.00%